Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,390,015.57

Principal:
Principal Collections	$13,283,360.73
Prepayments in Full	$8,420,617.45
Liquidation Proceeds	$411,620.11
Recoveries	$83,354.83
Sub Total	$22,198,953.12
Collections	$23,588,968.69

Purchase Amounts:
Purchase Amounts Related to Principal	$328,226.57
Purchase Amounts Related to Interest	$2,104.44
Sub Total	$330,331.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,919,299.70

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,919,299.70
Servicing Fee	$304,740.48	$304,740.48	$0.00	$0.00	$23,614,559.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,614,559.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,614,559.22
Interest - Class A-3 Notes	$120,237.50	$120,237.50	$0.00	$0.00	$23,494,321.72
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$23,235,246.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,235,246.72
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$23,156,991.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,156,991.30
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$23,099,567.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,099,567.97
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$23,027,342.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,027,342.97
Regular Principal Payment	$20,553,442.27	$20,553,442.27	$0.00	$0.00	$2,473,900.70
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,473,900.70
Residuel Released to Depositor	$0.00	$2,473,900.70	$0.00	$0.00	$0.00
Total		$23,919,299.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,553,442.27
Total					$20,553,442.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,553,442.27	$53.80	$120,237.50	$0.31	$20,673,679.77	$54.11
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$20,553,442.27	$18.85	$587,216.25	$0.54	$21,140,658.52	$19.39

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$109,306,818.22	0.2861435	$88,753,375.95	0.2323387
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$328,756,818.22	0.3015426	$308,203,375.95	0.2826906

Pool Information
Weighted Average APR	4.452%	4.460%
Weighted Average Remaining Term	33.25	32.53
Number of Receivables Outstanding	29,486	28,227
Pool Balance	$365,688,579.23	$342,979,586.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$328,756,818.22	$308,203,375.95
Pool Factor	0.3047405	0.2858163

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$34,776,210.94
Targeted Overcollateralization Amount	$34,776,210.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,776,210.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		105	$265,532.36
(Recoveries)		98	$83,354.83
Net Losses for Current Collection Period			$182,177.53
Cumulative Net Losses Last Collection Period			$6,972,670.39
Cumulative Net Losses for all Collection Periods			$7,154,847.92

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.48%	575	$8,512,623.24
61-90 Days Delinquent	0.29%	66	$1,004,038.14
91-120 Days Delinquent	0.07%	15	$246,738.44
Over 120 Days Delinquent	0.30%	60	$1,035,584.11
Total Delinquent Receivables	3.15%	716	$10,798,983.93

Repossession Inventory:
Repossessed in the Current Collection Period		24	$266,153.50
Total Repossessed Inventory		27	$394,408.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2930%
Preceding Collection Period			0.3844%
Current Collection Period			0.6170%
Three Month Average			0.4314%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4107%
Preceding Collection Period			0.4612%
Current Collection Period			0.4995%
Three Month Average			0.4572%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer